Summary of changes in deferred revenue (Details) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Deferred Revenue
Deferred income at the beginning of the year	₨ 45,721	₨ 248,177
Deferred during the year
Recorded in statement of profit or loss	(42,361)	(202,456)
Transferred to other financial liabilities (deposits)
Deferred income at the closing of the year	₨ 3,360	₨ 45,721